Financial income (expense), net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Financial income (expense), net
Interest income	$ 98	$ 163	$ 231	$ 335
Interest expense:
Interest expense incurred	(5,023)	(5,689)	(10,079)	(11,482)
Amortization and gain (loss) on cash flow hedge	(57)	(21)	(102)	(112)
Commitment fees	(436)	(34)	(470)	(69)
Amortization of debt issuance cost	(4,119)	(578)	(4,642)	(1,170)
Total interest expense	(9,635)	(6,322)	(15,293)	(12,833)
Other items, net:
Foreign exchange gain (loss)	(3)	166	(23)	214
Bank charges, fees and other	(54)	(41)	(108)	(127)
Withholding tax on interest expense and other	(601)	(612)	(1,180)	(1,221)
Total other items, net	(658)	(487)	(1,311)	(1,134)
Total financial income (expense), net	(10,195)	$ (6,646)	(16,373)	$ (13,632)
Debt Instrument, Financial Covenants	$ 385,000		$ 385,000